Derivatives and Hedge Accounting Activities (Schedule of Offsetting Liabilities) (Detail) - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	$ 794	$ 1,404
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		324	435
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		91	396
Net Amounts		379	573
Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	160	430
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		44	45
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		13	247
Net Amounts		103	138
Commodity Contract | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	209	443
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		55	34
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		0	71
Net Amounts		154	338
Commodity Contract | Over-the-counter | Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	67	146
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		32	13
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		0	71
Net Amounts		35	62
Commodity Contract | Exchange
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	145	483
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		55	159
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		90	324
Net Amounts		0	0
Commodity Contract | Exchange | Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	23	176
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		10	0
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		13	176
Net Amounts		0	0
Interest Rate Contract | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	381	377
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		214	210
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		1	1
Net Amounts		166	166
Interest Rate Contract | Over-the-counter | Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	11	7
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		2	0
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		0	0
Net Amounts		9	7
Foreign currency exchange rate | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	59	101
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		0	32
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		0	0
Net Amounts		59	69
Foreign currency exchange rate | Over-the-counter | Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	59	101
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		0	32
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		0	0
Net Amounts		$ 59	$ 69

[1]	Excludes derivative liabilities of $78 million and $26 million at Virginia Power at June 30, 2023 and December 31, 2022, respectively, which are not subject to master netting or similar arrangements. Dominion Energy did not have any derivative liabilities at June 30, 2023 and December 31, 2022 which were not subject to master netting or similar arrangements.